UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGSOF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4643

VOLUMETRIC FUND, INC.
(Exact name of registrant as specified in charter)

87 Violet Drive
Pearl River, New York 10965
(Address of principal executive offices)--(Zip code)

Irene Zawitkowski
Chief Executive Officer

VOLUMETRIC FUND, INC.
87 Violet Drive
Pearl River, New York 10965

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 623-7637

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports wit the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

March 31, 2017

Volumetric Fund, Inc.

   A No-Load Mutual Fund

First Quarter

Report 2017

To our Shareholders:

Volumetric Fund’s net asset value (NAV) advanced 5.03% in the first quarter of 2017. Our NAV has appreciated $0.97, from $19.28 at December 31, 2016, to $20.25, as of March 31, 2017. Our cash position at the end of the first quarter was 14.92% and securities were 85.08%.

The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, climbed to $305,670. This is just below its all-time record high of $310,199, established on March 1, 2017. This is equivalent to a 9.35% compounded growth rate since the Fund’s inception 38 1/4 years ago.

PORTFOLIO REVIEW (Unaudited)

At the end of the first quarter we had 72 securities in our portfolio. Our average security was up 29.70%. Our portfolio contains 65 gainers and   7 losers. As of March 31, our best percentage gainer was Hewlett Packard Enterprise Co. with a 174.0% gain. Our worst performer was Monro Muffler Brake Inc. with an 11.5% loss.

During the first quarter, we purchased 20 stocks and sold 19 stocks, as indicated below:

Purchases: 3M Company, Archer Daniels Midland Co, Borg Warner Inc., Carter's Inc., Coach Inc., Deckers Outdoor Corp, Equifax Inc., Int'l Flavors & Fragrances Inc., Jm Smucker, Leggett & Platt Inc., McCormick & Co Inc., Mohawk Industries Inc., Newell Brands Inc., Nike Inc. Class B, Oracle Corp, Raytheon Co., Rockwell Collins Inc., Roper Technologies Inc., Visa Inc. Class A, and WW Grainger Inc.

Sales: Air Products & Chemicals, Deckers Outdoor Corp, Intel Corp, Interpublic Group of Cos. Inc., JetBlue Airways Corp, Kroger Co, Mas Tec Inc., MetLife Inc., Mohawk Industries Inc., Mosaic Co, Netgear Inc., Oshkosh Corp, Southwest Airlines Co, Starbucks Corp, Tesoro Corp, Tractor Supply Co, Wesco International Inc., WW Grainger Inc., and Yum China Holdings Inc.

Our most profitable sale was Mas Tec Inc. with a 96% capital gain.

TOP STOCK HOLDINGS (Unaudited)

As of March 31, 2017, our ten greatest unrealized stock percentage gainers are listed below. See “Statement of Net Assets” on page 3 for details.

Stock Name	Unrealized Gain (%)	% of Fund's Net Assets
Hewlett Packard Enterprise Co	174.0%	1.0%
HP Inc	148.6%	0.8%
Brink's Co	138.9%	2.2%
Cadence Design Systems Inc	116.9%	1.7%
Pfizer Inc	109.1%	1.2%
Corning Inc	105.9%	1.4%
FedEx Corp	95.2%	1.4%
Cintas Corp	77.8%	1.5%
FMC Corp	67.8%	1.6%
CSX Corp	64.0%	1.5%

ANNUAL MEETING

The annual meeting of shareholders will be held at 8 p.m., Thursday, June 8, 2017, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent out to shareholders in April. Shareholders of record at the close of business on April 17, 2017, are entitled to receive proxy material and an invitation to attend the meeting.

At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as independent registered public accounting firm, of the Fund for calendar year 2017. We will also review Volumetric Fund’s year to date performance.

PRIVACY POLICY

According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to their clients and shareholders   annually. To meet this requirement, our fund’s privacy policy is described in the following paragraphs.

Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients.  The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

We do not market or disclose information about you to anyone, except as permitted by law.  For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

We limit information about you to those of our employees who are involved in servicing your account.  We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

UPDATE AND OTHER NEWS

Volumetric Fund and the market have continued to trade cautiously since quarter end. Geopolitical worries linger among investors. As of this writing, our Volume Indicator has held steady at an overall stock market indicator of “neutral”.  This indicator measures money flows into and out of the stock market. (A value of +3 is the most bullish, and a value of -3 is the most bearish).  Our current “neutral” stock market indicator would dictate a cautious investing environment, and consequently our cash position is at 18.2%, as of April 10th.

We believe Volumetric Fund is in a very good strategic Investment position.  The Portfolio Managers can aggressively move our cash into stocks, if the indicator shows an upside to the market.  Conversely, they can increase the cash to an even higher level, if the indicator shows a downside to the market.

On April 10, 2017, Volumetric Fund’s NAV stood at $20.18, up 4.67% since the beginning of the year, just short of our March 1, 2017 all-time high of $20.55, as adjusted for dividends and capital gain distributions.

Thank you for your continued trust and confidence. If you are interested in obtaining our prospectus and general information about the Fund, please visit our website, www.volumetric.com. Also, do not hesitate to call us if you have any questions.

We hope to see many of you at our annual meeting on June 8, 2017. Please do not hesitate to call us, if you have any questions.

April 11, 2017

Gabriel Gibs

 Irene Zawitkowski         Jeffrey Gibs

Chairman

 CEO                              President

        Volumetric Fund, Inc.

87 Violet Drive

Pearl River, New York 10965

845-623-7637

800-541-FUND

www.volumetric.com

info@volumetric.com

Ticker: VOLMX

Investment Adviser and

Transfer Agent

Volumetric Advisers, Inc.

Pearl River, New York 10965

Custodian

U.S. Bank N.A.

Milwaukee, WI  53212

Independent Registered Public

Accounting Firm

BBD, LLP

Philadelphia, Pennsylvania  19103

Board of Directors

Gabriel J. Gibs, Chairman

Josef Haupl

Alexandre M. Olbrecht, Dr.

Stephen Samitt

Allan A. Samuels

David L. Seidenberg

Raymond W. Sheridan

Irene J. Zawitkowski

Officers

Gabriel J. Gibs

    Chairman, Portfolio Co-Manager

Irene J. Zawitkowski

    CEO, Senior Portfolio Manager

Jeffrey M. Gibs

    President, Portfolio Co-Manager, CCO

Valuation of Securities: Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the closing price on the day of valuation. If a market quote is not available, the Fund will value the security at fair market value as determined in good faith by Volumetric Advisers, Inc., as directed by the Board of Directors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily indications of the risk associated with investing in those securities.

As of March 31, 2017, all of the securities held by the Fund were valued using Level 1 inputs. See the Fund’s Statement of Net Assets for a listing of securities valued using Level 1 inputs by security type and industry type, as required by GAAP. There were no transfers among Levels 1, 2 and 3 for quarter ending March 31, 2017. Transfers are recognized at the end of the reporting periods.

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ITEM 2.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.

EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act,

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Volumetric Fund, Inc.

By

/s/    Irene Zawitkowski

                                        April 19, 2017

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       Irene Zawitkowski, CEO                                         Date

Date:

April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/    Irene Zawitkowski

                                        April 19, 2017

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       Irene Zawitkowski, CEO                                         Date

By

/s/    Jeffrey Gibs

                                  April 19, 2017

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       Jeffrey Gibs, President                                           Date